Schedule of Current and Deferred Portions of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 377	¥ 1,355	¥ 5,453
Deferred income tax benefit	$ (338)	(2,403)	(2,403)	(2,403)
Income tax expense (benefit)	$ (285)	¥ (2,026)	¥ (1,048)	¥ 3,050